Real Estate Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Portfolio promissory_notes	Dec. 31, 2012 Second Portfolio promissory_notes
Accounts, Notes, Loans and Financing Receivable
Total real estate notes receivable		$ 20,000	$ 61,150
Add: Notes receivable closing costs, net		0	324
Less: discount, net		0	(4,015)
Real estate notes receivable, net	$ 20,000	$ 20,000	$ 57,459
Number of promissory notes secured by office buildings				4	1
Interest rate, minimum				10.85%
Interest rate, maximum				10.95%
Weighted average interest rate				14.57%